Research and development costs (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development costs
Research and development costs	€ 46,491,000	€ 29,514,000	€ 31,153,000